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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2012

                Check here if Amendment [_]; Amendment Number:

       This Amendment (Check only one.):
          [_] is a restatement.
          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Endeavour Capital Advisors, Inc.

Address: 410 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn M. Hofsess

Title:  Chief Financial Officer

Phone:  203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess  Greenwich, CT  2/14/2013
       (Name)         (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85 items

Form 13F Information Table Value Total:  $527,578 (thousands)

List of Other Included Managers:         Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                Total                                          Voting    Voting
                                                                 FMV      Total           Investment  Other   Authority Authority
          Name of Issuer             Title of Class   Cusip   (X $1,000)  Shares   SH/PRN Discretion Managers   Sole      None
1ST UNITED BANCORP INC FLA                COM       33740N105    2,886     461,730  SHS      SOLE      NONE    461,730          0
ACE LTD                                   SHS       H0023R105    3,710      46,493  SHS      SOLE      NONE          0     46,493
AFLAC INC                                 COM       001055102    3,961      74,573  SHS      SOLE      NONE          0     74,573
ALLSTATE CORP                             COM       020002101   17,396     433,067  SHS      SOLE      NONE     74,715    358,352
AMERICAN EXPRESS CO                       COM       025816109    8,725     151,800  SHS      SOLE      NONE          0    151,800
AMERICAN FINL GROUP INC OHIO              COM       025932104    5,758     145,706  SHS      SOLE      NONE     56,206     89,500
AMERICAN INTL GROUP INC                 COM NEW     026874784    9,935     281,440  SHS      SOLE      NONE     66,176    215,264
AMERICAN RIVER BANKSHARES                 COM       029326105    4,414     638,770  SHS      SOLE      NONE    638,770          0
AMERIPRISE FINL INC                       COM       03076C106    1,883      30,064  SHS      SOLE      NONE          0     30,064
ASSURANT INC                              COM       04621X108    2,246      64,720  SHS      SOLE      NONE     20,820     43,900
AVALONBAY CMNTYS INC                      COM       053484101    1,814      13,380  SHS      SOLE      NONE          0     13,380
BANK OF AMERICA CORPORATION               COM       060505104   16,438   1,415,846  SHS      SOLE      NONE          0  1,415,846
BANK OF NEW YORK MELLON CORP              COM       064058100    3,601     140,100  SHS      SOLE      NONE          0    140,100
BB&T CORP                                 COM       054937107    8,098     278,202  SHS      SOLE      NONE    158,302    119,900
BERKSHIRE HILLS BANCORP INC               COM       084680107    2,861     119,907  SHS      SOLE      NONE    119,907          0
BLACKROCK INC                             COM       09247X101    1,987       9,611  SHS      SOLE      NONE          0      9,611
BOSTON PROPERTIES INC                     COM       101121101    2,267      21,424  SHS      SOLE      NONE          0     21,424
BRIDGE CAP HLDGS                          COM       108030107    1,959     125,892  SHS      SOLE      NONE    125,892          0
BROWN & BROWN INC                         COM       115236101    7,398     290,572  SHS      SOLE      NONE     85,072    205,500
CAPITAL ONE FINL CORP                     COM       14040H105    3,925      67,750  SHS      SOLE      NONE          0     67,750
CHARTER FINL CORP WEST PT GA              COM       16122M100    3,134     295,700  SHS      SOLE      NONE    295,700          0
CHUBB CORP                                COM       171232101    6,225      82,648  SHS      SOLE      NONE     27,748     54,900
CITIGROUP INC                           COM NEW     172967424   17,200     434,794  SHS      SOLE      NONE          0    434,794
CME GROUP INC                             COM       12572Q105    3,361      66,335  SHS      SOLE      NONE          0     66,335
COMERICA INC                              COM       200340107    5,942     195,836  SHS      SOLE      NONE     64,468    131,368
CU BANCORP CALIF                          COM       126534106       33       2,836  SHS      SOLE      NONE      2,836          0
EATON VANCE CORP                      COM NON VTG   278265103      559      17,542  SHS      SOLE      NONE          0     17,542

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
EQUITY RESIDENTIAL                     SH BEN INT    29476L107  2,386    42,100 SHS SOLE NONE         0    42,100
EVEREST RE GROUP LTD                       COM       G3223R108    814     7,400 SHS SOLE NONE         0     7,400
FIFTH THIRD BANCORP                        COM       316773100 22,949 1,509,774 SHS SOLE NONE   611,399   898,375
FIFTH THIRD BANCORP                        COM       316773100 22,949 1,509,774 SHS SOLE NONE   611,399   898,375
FIRST MIDWEST BANCORP INC                  COM       320867104 17,514 1,398,884 SHS SOLE NONE 1,001,282   397,602
FLUSHING FINL CORP                         COM       343873105  4,092   266,742 SHS SOLE NONE   266,742         0
FOX CHASE BANCORP INC NEW                  COM       35137T108  1,780   106,889 SHS SOLE NONE   106,889         0
FRANKLIN RES INC                           COM       354613101  1,625    12,925 SHS SOLE NONE         0    12,925
FULTON FINL CORP PA                        COM       360271100  9,250   962,507 SHS SOLE NONE   249,507   713,000
GALLAGHER ARTHUR J & CO                    COM       363576109 23,982   692,111 SHS SOLE NONE   124,011   568,100
GENWORTH FINL INC                       COM CL A     37247D106    680    90,500 SHS SOLE NONE         0    90,500
GOLDMAN SACHS GROUP INC                    COM       38141G104  8,946    70,135 SHS SOLE NONE         0    70,135
HARTFORD FINL SVCS GROUP INC               COM       416515104  2,722   121,300 SHS SOLE NONE         0   121,300
HERITAGE FINL CORP WASH                    COM       42722X106  9,192   625,746 SHS SOLE NONE   625,746         0
HERITAGE FINL GROUP INC                    COM       42726X102  3,448   250,000 SHS SOLE NONE   250,000         0
HERITAGE OAKS BANCORP                      COM       42724R107  1,976   340,640 SHS SOLE NONE   340,640         0
HILLTOP HOLDINGS INC                       COM       432748101    693    51,191 SHS SOLE NONE    51,191         0
HOWARD HUGHS CORP                          COM       44267D107  1,035    14,176 SHS SOLE NONE    14,176         0
INVESCO LTD                                SHS       G491BT108  1,664    63,773 SHS SOLE NONE         0    63,773
INVESTORS BANCORP INC                      COM       46146P102  7,690   432,500 SHS SOLE NONE   432,500         0
JPMORGAN CHASE & CO                        COM       46625H100 23,729   539,664 SHS SOLE NONE         0   539,664
KEYCORP NEW                                COM       493267108 11,060 1,313,502 SHS SOLE NONE   264,604 1,048,898
MARSH & MCLENNAN COS INC                   COM       571748102  2,559    74,229 SHS SOLE NONE         0    74,229
MB FINANCIAL INC NEW                       COM       55264U108 19,358   980,138 SHS SOLE NONE   549,733   430,405
METLIFE INC                                COM       59156R108  8,967   272,224 SHS SOLE NONE    21,289   250,935
MGIC INVT CORP WIS                         COM       552848103    629   236,600 SHS SOLE NONE   236,600         0
MIDSOUTH BANCORP INC                       COM       598039105  5,214   318,911 SHS SOLE NONE   318,911         0
MORGAN STANLEY                           COM NEW     617446448  4,343   227,165 SHS SOLE NONE         0   227,165
NASDAQ OMX GROUP INC                       COM       631103108  9,762   390,643 SHS SOLE NONE    53,301   337,342
NEW YORK CMNTY BANCORP INC                 COM       649445103  7,829   597,630 SHS SOLE NONE   597,630         0
NORTHERN TR CORP                           COM       665859104  1,425    28,400 SHS SOLE NONE         0    28,400
NYSE EURONEXT                              COM       629491101  1,805    57,214 SHS SOLE NONE         0    57,214
OAKTREE CAP GROUP LLC                UNIT 99/99/9999 674001201  6,838   150,318 SHS SOLE NONE    26,018   124,300
OCEANFIRST FINL CORP                       COM       675234108  1,841   133,876 SHS SOLE NONE   133,876         0
OLD LINE BANCSHARES INC                    COM       67984M100  3,148   278,788 SHS SOLE NONE   278,788         0
PNC FINL SVCS GROUP INC                    COM       693475105 14,521   249,035 SHS SOLE NONE    71,873   177,162

PRICE T ROWE GROUP INC                     COM       74144T108   1,532     23,533 SHS SOLE NONE          0     23,533
PROASSURANCE CORP                          COM       74267C106     668     15,824 SHS SOLE NONE     15,824          0
PRUDENTIAL FINL INC                        COM       744320102   2,187     41,000 SHS SOLE NONE          0     41,000
PUBLIC STORAGE                             COM       74460D109   3,073     21,202 SHS SOLE NONE          0     21,202
REGIONS FINL CORP NEW                      COM       7591EP100   1,374    192,700 SHS SOLE NONE          0    192,700
SCHWAB CHARLES CORP NEW                    COM       808513105   3,763    262,029 SHS SOLE NONE          0    262,029
SEI INVESTMENTS CO                         COM       784117103     467     20,000 SHS SOLE NONE          0     20,000
SIMON PPTY GROUP INC NEW                   COM       828806109   1,807     11,432 SHS SOLE NONE          0     11,432
SOUTHWEST BANCORP INC OKLA                 COM       844767103   7,767    693,477 SHS SOLE NONE    693,477          0
STATE STR CORP                             COM       857477103   3,897     82,900 SHS SOLE NONE          0     82,900
STERLING BANCORP                           COM       859158107   9,205  1,010,416 SHS SOLE NONE  1,010,416          0
STERLING FINL CORP WASH                  COM NEW     859319303   5,727    274,007 SHS SOLE NONE    274,007          0
SUNTRUST BKS INC                           COM       867914103   5,180    182,712 SHS SOLE NONE     55,830    126,882
TD AMERITRADE HLDG CORP                    COM       87236Y108  12,032    715,755 SHS SOLE NONE     69,655    646,100
TRAVELERS COMPANIES INC                    COM       89417E109   5,225     72,745 SHS SOLE NONE          0     72,745
US BANCORP DEL                           COM NEW     902973304  13,300    416,400 SHS SOLE NONE          0    416,400
VIEWPOINT FINL GROUP INC MD                COM       92672A101   7,283    347,800 SHS SOLE NONE    347,800          0
WELLS FARGO & CO NEW                       COM       949746101  28,923    846,197 SHS SOLE NONE          0    846,197
WEST COAST BANCORP ORE NEW               COM NEW     952145209  14,570    657,779 SHS SOLE NONE    657,779          0
WSB HOLDINGS INC                           COM       92934C101     388     66,156 SHS SOLE NONE     66,156          0
YADKIN VALLEY FINANCIAL CORP               COM       984314104   1,365    464,282 SHS SOLE NONE    464,282          0
M & T BK CORP                        W EXP 12/23/201 55261F112     357     13,100 SHS SOLE NONE     13,100          0
ZIONS BANCORPORATION                       COM       989701107   4,306    201,200 SHS SOLE NONE    201,200          0
                                                               527,578 25,447,014               12,694,574 12,752,440